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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 9, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED ON NOVEMBER 14, 2000.

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ X ]; Amendment Number:        1
                                                 -------------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg               Wayne, New Jersey     November 20, 2000
---------------------------         --------------------- ---------------------
[Signature]                              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:             $9,724
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.*

No.               Form 13F File Number                      Name
---               --------------------                      ----

1                     28-5135                   BMCA Holdings Corporation

2                     28-5328                   Building Materials Corporation
                                                  of America

3                     28-4533                   Building Materials Investment
                                                  Corporation

4                     28-2655                   G Industries Corp.

5                     28-2656                   G-I Holdings Inc.

6                     28-5326                   GAF Building Materials
                                                  Corporation

7                     28-2521                   GAF Corporation

8                     28-4770                   GAF Fiberglass Corporation

9                     28-7274                   ISP Opco Holdings Inc.



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* International Specialty Products Inc.("ISP") is filing this report on behalf of the institutional investment managers numbered 1 through 8 in accordance with a management agreement among ISP's wholly-owned subsidiary, ISP Opco Holdings Inc., and certain of such managers pursuant to which ISP Opco Holdings Inc. renders investment management services.

         NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC

Column 1              Column 2      Column 3    Column 4      Column 5        Column 6        Column 7            Column 8

                       Title                                   Shares
                         Of                       Value          or          Investment         Other        Voting Authority
Name of Issuer         Class         CUSIP     (x $1,000)     Prin Amt       Discretion       Managers        Sole   Shared    None
--------------         -----         -----     ----------     --------       ----------       --------        ----   ------    ----

Comsat Corporation      COM        20564D107        8,362       355,844  SH    DEFINED            9                 355,844
Comsat Corporation      COM        20564D107        1,362        57,946  SH    DEFINED    1,2,3,4,5,6,7,8,9          57,946

                                Column Total        9,724




Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.